Warrants Liability (Restated) (Tables)	6 Months Ended
Dec. 31, 2024
Warrants Liability (Restated) [Abstract]
Schedule of Unlisted and Listed Warrants Liability
	31 December 2024 $	30 June 2024 $
Unlisted warrants ($10.00 expiring 27/05/2025) (a) (b)	6,962,000	7,851,651
Listed warrants ($11.50 exp. 27/2/2029) (e)	1,764,902	2,340,413
Unlisted warrants ($10.71 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($11.45 exp. 18/6/2029) (d)	347,000	472,000
	36,273,902	37,864,064
a)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
b)	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
c)	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
d)	Additional warrants issued to Empery Asset Management LP
e)	Listed warrants

Schedule of Warrants Liability
	31 December 2024 $	30 June 2024 $
Balance at beginning of period	37,864,064	-
Issue of unlisted warrants (a)	-	-
Issue of unlisted warrants (b)	-	9,876,533
Issue of unlisted warrants (c)	-	27,200,000
Issue of unlisted warrants (d)	-	365,000
Issue of listed warrants (note 30) – Replacement warrants	-	919,150
Exercise of warrants (note 22)	-	(21,120,000)
Gain/(loss) on fair value of warrants (non-cash)	(1,590,162)	20,623,381
Balance at end of period	36,273,902	37,864,064

a)	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
b)	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
c)	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
d)	Additional warrants issued to Empery Asset Management LP

Schedule of Fair Value of the Warrants Granted	The fair value of the warrants granted to Polar is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.
Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Implied issue date share price	$1.23
Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.255%
Expected life of warrants	0.41 years
Exercise price	$10.00
Implied Share price at 31 December 2024	$1.48
Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20
Assumptions
Number of warrants issued	400,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.255%
Expected life of warrants	0.41 years
Exercise price	$10.00
Share price at 31 December 2024	$6.79
Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20
Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.253%
Expected life of warrants	2.16 years
Exercise price	$10.71
Share price at 31 December 2024	$6.79
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied issue date share price	$1.53
Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.351%
Expected life of warrants	4.47 years
Exercise price	$11.45
Share price at 31 December 2024	$0.347

Schedule of Balance of Calibration Allowance

At 31 December 2024, the roll-forward of the balance of Calibration Allowance is as follows

Balance of Calibration Allowances at 30 June 2024	$4,264,600
Amortization of Calibration Allowance related to 400,000 warrants outstanding	$(3,484,691)
Balance of Calibration Allowances at 31 December 2024	$779,909